Warrants - Schedule Of Common Stock Warrants (Details) - Rigetti Holdings Inc [Member]	11 Months Ended
	Dec. 31, 2021 shares	Mar. 31, 2021 shares
Common Stock Warrants [Line Items]
Shares	783,129	313,252
Issuance Date	May 18, 2021
Price Per Share	0.27
Expiration Date	May 18, 2031